Significant Accounting Policies (Narrative) (Detail) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) Facility	Jan. 31, 2019 USD ($) MW	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Asset impairment charges			$ 835	$ 1
Option to extend, description, operating lease			Certain of the Companies’ leases include one or more options to renew, with renewal terms that can extend the lease from one to 70 years.
Estimated useful life of finite-lived intangible asset			30 years
Operating lease assets	$ 486		$ 486			$ 504
Minimum
Significant Accounting Policies [Line Items]
Lease renewal term, operating lease	1 year		1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease renewal term, operating lease	70 years		70 years
Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
Asset impairment charges			$ 546
MW Capacity | MW		1,292
Number of facilities in cold reserve units retired | Facility	6
Operating lease assets	$ 202		202			209
Virginia Electric and Power Company | Impairment of Assets and Other Charges
Significant Accounting Policies [Line Items]
Asset impairment charges	369	$ 160
Asset impairment charges after tax	275	$ 119
Dominion Energy Gas Holdings, LLC
Significant Accounting Policies [Line Items]
Operating lease assets	$ 41		$ 41			$ 64
Dominion Energy Midstream Partners, LP | Common and Subordinated Units
Significant Accounting Policies [Line Items]
Ownership interest percentage of limited partner interests					60.90%
Dominion Energy Midstream Partners, LP | Convertible Preferred Units
Significant Accounting Policies [Line Items]
Ownership interest percentage of limited partner interests					37.50%
Merchant Solar Projects | Terra Nova Renewable Partners
Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%		50.00%
Percentage of equity interest sold to noncontrolling interest owners	33.00%		33.00%
Merchant Solar Projects | Terra Nova Renewable Partners | Call Option
Significant Accounting Policies [Line Items]
Percentage ownership in total units	67.00%		67.00%